Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	21 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2012
Schedule of reconciliation of income taxes at statutory rates with reported taxes
Loss for the period	$ (431,338)		$ (935,436)		$ 159,387	$ (1,094,822)
Statutory UK tax rate					20.00%
Income tax recovery					31,900
Non-deductible expenses					(400)
Unrecognized benefit of non-capital losses					(31,500)
Total